Equity Incentive Plans - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024	Jan. 01, 2023	Dec. 31, 2021
Equity Incentive Plans
Shares available to award	7,190	4,564	7,190	4,564			7,073
Percentage of number of shares added each year	5.00%	5.00%		5.00%
Weighted-average grant date fair value per share of stock options granted			$ 0.12	$ 1.01
Vesting Period			4 years
Vesting percentage			25.00%
Stock-based compensation			$ 271,000	$ 398,000
Company estimated the fair value of share-based payment awards			Black-Scholes options valuation model
Income tax benefits relating to stock-based compensation expenses			$ 0
Tax benefits from exercised stock options			$ 0
Share-Based Payment Arrangement, Employee [Member]
Equity Incentive Plans
Percentage of voting power			10.00%
Exercise price on percentage of fair market value per share on the date of grant			110.00%
Share-Based Payment Arrangement, Nonemployee [Member]
Equity Incentive Plans
Exercise price on percentage of fair market value per share on the date of grant			100.00%
Incentive Stock Option
Equity Incentive Plans
Option term			5 years
Restricted stock
Equity Incentive Plans
Stock awards outstanding	0		0
Fair value of restricted stock awards vested				$ 11,000
2021 Plan
Equity Incentive Plans
Number of shares authorized						4,839
Shares available to award	7,190		7,190
2021 Plan | Subsequent Events [Member]
Equity Incentive Plans
Number of shares authorized					73,304